Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee is responsible for determining the grant date of all equity awards to executive officers.
•Annual equity awards for executive officers are generally presented to the Compensation Committee and granted in February of each year.
•Neither the timing of equity awards nor the timing of release of material nonpublic information about the Company may be influenced with the intent of improperly benefiting any awardee.
•No equity award may be backdated. A future date may be used if, among other reasons, the Compensation Committee’s action occurs in proximity to the release of earnings or during a trading blackout period to allow at least one business day to elapse after the date of the release of earnings or other material information.
•Equity plans explicitly prohibit repricing of stock options or paying cash for underwater stock options. The Company has not granted employee stock options since 2012.
•Off-cycle awards may be considered in special circumstances, which may include hiring, retention or acquisition transactions.

Award Timing Method	Annual equity awards for executive officers are generally presented to the Compensation Committee and granted in February of each year.
•Neither the timing of equity awards nor the timing of release of material nonpublic information about the Company may be influenced with the intent of improperly benefiting any awardee.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the timing of equity awards nor the timing of release of material nonpublic information about the Company may be influenced with the intent of improperly benefiting any awardee.
MNPI Disclosure Timed for Compensation Value	false